OTHER FINANCIAL DATA - OTHER INTANGIBLE ASSETS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Storage Rights [Member]	Dec. 31, 2012 Storage Rights [Member]	Dec. 31, 2013 Development Rights [Member]	Dec. 31, 2012 Development Rights [Member]	Dec. 31, 2008 Development Rights [Member]	Dec. 31, 2013 Other Intangible Assets [Member]	Dec. 31, 2012 Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 479	$ 479		$ 138	$ 138	$ 322	$ 322	$ 460	$ 19	$ 19
Finite-Lived Intangible Assets, Accumulated Amortization	(53)	(43)		(16)	(13)	(34)	(27)		(3)	(3)
Finite-Lived Intangible Assets, Net	426	436
Finite-Lived Intangible Assets Amortization Expense	10	10	10
Finite Lived Intangible Assets, Future Amortization Expense Per Year	$ 10
Finite Lived Intangible Assets, Storage Rights Amortization Period	46
Finite Lived Intangible Assets, Development Rights Amortization Period	50
Finite Lived Intangible Assets, Other Intangibles Amortization Period, Minimum	15